Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - Recurring - USD ($) $ in Millions	Dec. 02, 2017	Feb. 25, 2017	Feb. 27, 2016
Assets:
Short-term investments	$ 23.7	$ 21.6	$ 20.5
Non-current investments	87.4	97.5	59.4
Total	161.1	715.1	79.9
Liabilities:
Derivative contracts	49.2	103.7	184.5
Contingent consideration	281.9	281.0	269.9
Total	331.1	384.7	454.4
Quoted prices in active markets for identical assets (Level 1)
Assets:
Short-term investments	21.2	19.4	17.7
Non-current investments	35.2	45.6	8.1
Total	106.4	661.0	25.8
Liabilities:
Derivative contracts	0.0	0.0	0.0
Contingent consideration	0.0	0.0	0.0
Total	0.0	0.0	0.0
Significant observable inputs (Level 2)
Assets:
Short-term investments	2.5	2.2	2.8
Non-current investments	52.2	51.9	51.3
Total	54.7	54.1	54.1
Liabilities:
Derivative contracts	49.2	103.7	184.5
Contingent consideration	0.0	0.0	0.0
Total	49.2	103.7	184.5
Significant unobservable inputs (Level 3)
Assets:
Short-term investments	0.0	0.0	0.0
Non-current investments	0.0	0.0	0.0
Total	0.0	0.0	0.0
Liabilities:
Derivative contracts	0.0	0.0	0.0
Contingent consideration	281.9	281.0	269.9
Total	281.9	281.0	$ 269.9
Money market
Assets:
Money market	50.0	596.0
Money market | Quoted prices in active markets for identical assets (Level 1)
Assets:
Money market	50.0	596.0
Money market | Significant observable inputs (Level 2)
Assets:
Money market	0.0	0.0
Money market | Significant unobservable inputs (Level 3)
Assets:
Money market	$ 0.0	$ 0.0